Long-Term Debt - Revolvers - Additional Information (Details) $ in Thousands, kr in Billions	3 Months Ended		9 Months Ended
	Sep. 30, 2019 USD ($) subsidiary term_loan credit_facility vessel	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) subsidiary term_loan credit_facility vessel	Sep. 30, 2018 USD ($)	Sep. 30, 2019 NOK (kr) subsidiary term_loan credit_facility vessel	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Foreign currency exchange gain (loss) (notes 8 and 11)	$ 2,879	$ 1,445	$ (5,095)	$ 8,615
Weighted-average interest rate for the Partnership's long-term debt outstanding	4.23%		4.23%		4.23%	4.44%
Line of credit facility, borrowing capacity, reduction for remainder of year	$ 40,000		$ 40,000
Line of credit facility, borrowing capacity, reduction in year two	572,900		572,900
Line of credit facility, borrowing capacity, reduction in year three	403,900		403,900
Line of credit facility, borrowing capacity, reduction in year four	90,700		90,700
Line of credit facility, borrowing capacity, reduction in year five	205,400		205,400
Aggregate annual long-term debt principal repayments, thereafter	$ 527,200		$ 527,200
Number of subsidiaries | subsidiary	2		2		2
Number of term loans | term_loan	7		7		7
Total principal	$ 1,840,070		$ 1,840,070			$ 1,987,558
Long-term debt	$ 1,827,851		$ 1,827,851			1,969,776
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			0.30%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			3.25%
Unsecured Debt
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	1		1		1
Total principal	$ 335,287		$ 335,287			352,973
Senior unsecured bonds issued | kr					kr 3.1
First-priority Mortgages
Debt Instrument [Line Items]
Number Of Vessels | vessel	2		2		2
U.S. Dollar-denominated Term Loans and Bonds due from 2020 to 2030
Debt Instrument [Line Items]
Number Of Vessels | vessel	18		18		18
Total principal	$ 1,139,209		$ 1,139,209			1,212,504
U.S. Dollar-denominated Term Loans and Bonds due from 2020 to 2030 | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.11%		4.11%		4.11%
U.S. Dollar-denominated Term Loans and Bonds due from 2020 to 2030 | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.41%		4.41%		4.41%
U.S. Dollar-denominated Term Loans and Bonds due from 2020 to 2030 | LIBOR | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			0.30%
U.S. Dollar-denominated Term Loans and Bonds due from 2020 to 2030 | LIBOR | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			3.25%
Revolving Credit Facilities
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	2		2		2
Line of credit facility, borrowing capacity, reduction in year two	$ 248,400		$ 248,400
Line of credit facility, borrowing capacity, reduction in year three	24,400		24,400
Line of credit facility, borrowing capacity, reduction in year four	105,400		105,400
Revolving Credit Facilities | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	378,200		378,200			400,600
Undrawn amount of revolving credit facilities	186,200		$ 186,200			$ 175,600
Revolving Credit Facilities | Line of Credit | LIBOR | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			1.40%
Revolving Credit Facilities | Line of Credit | LIBOR | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			2.25%
Foreign Exchange Contract [Member] | Unsecured Debt
Debt Instrument [Line Items]
Derivative, Notional Amount	$ 382,500		$ 382,500
Foreign Exchange Contract [Member] | Unsecured Debt | Minimum [Member]
Debt Instrument [Line Items]
Fixed Rate Payable	5.92%		5.92%		5.92%
Foreign Exchange Contract [Member] | Unsecured Debt | Maximum [Member]
Debt Instrument [Line Items]
Fixed Rate Payable	7.89%		7.89%		7.89%